Taxes - Schedule of Cash Paid For Income Taxes (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Schedule of Cash Paid For Income Taxes [Line Items]
Total	$ 158,626	$ 1,243,629	$ 521,802	$ 1,409,045
BVI [Member]
Schedule of Cash Paid For Income Taxes [Line Items]
Total
Hong Kong [Member]
Schedule of Cash Paid For Income Taxes [Line Items]
Total	$ 158,626	$ 1,243,629	$ 521,802	$ 1,409,045